Warrants (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 ¥ / shares
Business Combination [Line Items]
Dividend Yield	0.00%
Black Scholes Option Pricing Model [Member]
Business Combination [Line Items]
Share Price | (per share)	$ 2.64	$ 4.93	$ 3.55	¥ 18.56
Risk-free interest rate	3.47%	4.26%	3.95%
Volatility	49.66%	59.50%	60.60%
Exercise price | (per share)	$ 92,000	$ 2,300	$ 11.50	¥ 646,650
Dividend Yield	0.00%	0.00%	0.00%
Warrant life (yr)	1 year 8 months 15 days	2 years 8 months 15 days	3 years 8 months 15 days